Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories	Note 6 - Inventories

	December 31
	2013	2014
	US$ thousands

Raw materials and components	9,041	8,275
Products in process	13,081	11,263
Finished products	6,656	5,911
	28,778	25,449